Condensed Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 25, 2014	Jul. 26, 2013	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Statement Of Income And Comprehensive Income [Abstract]
Unrealized gain/(loss) on investments, tax expense/(benefit)	$ 32	$ (54)	$ (58)	$ (19)	$ (38)
Net change in retirement obligations, tax expense/(benefit)	6	9	72	(4)	(130)
Unrealized gain/(loss) on derivatives, tax expense/(benefit)	$ 21	$ 1	$ (60)	$ 30	$ 105